Payroll and social charges	12 Months Ended
Dec. 31, 2023
Payroll and Social Charges [Abstract]
Payroll and social charges

17 Payroll and social charges

Payroll and social charges are comprised of the following:

	December 31, 2023	December 31, 2022

Social charges in installments	489,520	431,054
Bonus and vacation along with related social charges	736,138	735,770
Salaries and related social charges	503,400	436,364
Others	58,626	50,817
	1,787,684	1,654,005
Breakdown:
Current liabilities	1,297,181	1,198,063
Non-current liabilities	490,503	455,942
	1,787,684	1,654,005

Labor taxes payable in installments: In December 2022, the Supreme Federal Court (STF), in a favorable decision regarding Direct Action of Unconstitutionality (ADI No. 4,395), declared the subrogation of the collection of social security contributions related to the Rural Worker Assistance Fund (FUNRURAL) from slaughterhouses, consumer companies, consignees, or production-acquiring cooperatives unconstitutional. As of December 31, 2023, the Group and its subsidiaries have recorded a provision of US$353,000 (US$328,000 as of December 31, 2022) under the heading “Social Charges Installments” related to FUNRURAL installments. Since 2018 to date, the Group and its subsidiaries settled the FUNRURAL payments installment in the total amount of US$252,000 in cash or through compensation of federal taxes recoverable.

The Group is still awaiting approval of the judgment minutes that will proclaim the result, as well as any effects modulation by the STF, which will define the period for which the decision will take effect.